Related Party Disclosures (Tables)	12 Months Ended
Aug. 31, 2018
Statement [Line Items]
Disclosure of information about key management personnel [Table Text Block]
	August 31,	August 31,	August 31,
	2018	2017	2016

Salaries, benefits and directors’ fees (1)	$1,692,551	$1,744,508	$1,803,314
Share based compensation (2)	118,991	281,657	337,541

	$1,811,542	$2,026,165	$2,140,855